SCOPE OF CONSOLIDATION - Impairment of Associates and Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		$ 0	$ 0	$ 211
Impairment loss (reversal of impairment loss) recognised in profit or loss		1,026	(218)	(133)
DHS Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	$ 211			$ 211
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 0	$ 0